Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	8 Months Ended	12 Months Ended		19 Months Ended	20 Months Ended	24 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	43 Months Ended	44 Months Ended	48 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	67 Months Ended	68 Months Ended	72 Months Ended	79 Months Ended	80 Months Ended	84 Months Ended	91 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 15, 2018	Feb. 27, 2018	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000025615
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			$ 9,450				$ 9,737			$ 10,634			$ 10,525			$ 11,929			$ 12,203			$ 14,509			$ 13,009			$ 13,308	$ 16,095	$ 17,648
C000025617
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				10,123			10,974			10,783			12,125			12,315			14,533			12,936			13,132	15,759	17,150
C000201720
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value	$ 10,000			$ 9,882				$ 11,243			$ 11,546			$ 13,776			$ 12,391			$ 12,716			$ 15,436			$ 16,980
C000161511
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			10,000				10,339			11,341			11,271			12,817			13,163			15,710			14,131			14,501	17,596	19,355
C000025613
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				1,034,300			1,134,007			1,126,862			1,281,919			1,316,402			1,570,336			1,412,988			1,449,867	1,758,979	1,934,701
C000091959
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				10,329			11,311			11,224			12,750			13,073			15,586			14,013			14,362	17,417	19,142
C000110562
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (including sales charges)
Accumulated Value			9,450				9,098			10,790			11,466			12,660			12,432			18,260			17,349			17,993	23,078	24,529
C000110563
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (including sales charges)
Accumulated Value			9,900				9,459			11,132			11,743			12,864			12,542			18,278			17,245			17,746	22,592	23,828
C000201721
Account Value [Line Items]
Line Graph and Table Measure Name						Class P
Accumulated Value	10,000			10,103				11,200			11,036			16,241			15,491			16,113			20,741			22,116
C000110566
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Accumulated Value			10,000				9,603			11,357			12,047			13,261			12,995			19,022			18,051			18,667	23,883	25,313
C000198933
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value		$ 10,000			$ 10,154				$ 11,249			$ 11,083			$ 16,317			$ 15,563			$ 16,190			$ 20,845			$ 22,212
C000110564
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			1,000,000				966,400			1,150,113			1,227,745			1,360,956			1,340,950			1,973,341			1,882,173			1,957,836	2,519,931	2,684,483
C000110565
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Shares
Accumulated Value			10,000				9,654			11,474			12,226			13,538			13,329			19,605			18,683			19,421	24,978	26,617
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,156			10,250			10,287	11,372	12,072
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,156			10,250			10,287	11,372	12,072
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,927				11,070			11,755			11,698			9,864			9,900			10,944			11,618
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,156			10,250			10,287	11,372	12,072
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000				1,043,700			1,053,093			1,031,505			1,150,231			1,221,430			1,215,568			1,024,967			1,028,656	1,137,180	1,207,230
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,437			10,531			10,315			11,502			12,214			12,156			10,250			10,287	11,372	12,072
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,228				11,694			12,829			18,334			15,655			17,243			23,799			28,904
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 10,116				$ 11,566			$ 12,689			$ 18,133			$ 15,484			$ 17,054			$ 23,538			$ 28,587
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			1,000,000				1,045,100			1,292,057			1,387,023			1,585,784			1,739,763			2,486,296			2,123,048			2,338,325	3,227,356	3,919,624
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				10,637			12,528			12,909			14,356			13,270			19,077			17,742			17,766	23,269	25,863
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML BB to B U.S. High Yield Constrained Index
Accumulated Value			10,000				10,892			11,791			11,831			12,996			13,423			14,639			13,038			13,746	15,799	17,052
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				10,637			12,528			12,909			14,356			13,270			19,077			17,742			17,766	23,269	25,863
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML BB to B U.S. High Yield Constrained Index
Accumulated Value			10,000				10,892			11,791			11,831			12,996			13,423			14,639			13,038			13,746	15,799	17,052
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000			9,999				11,120			10,279			14,777			13,743			13,761			18,024			20,033
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML BB to B U.S. High Yield Constrained Index
Accumulated Value	10,000			10,098				11,091			11,457			12,494			11,128			11,732			13,484			14,553
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 10,228				$ 11,693			$ 12,828			$ 18,334			$ 15,655			$ 17,243			$ 23,798			$ 28,903
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				10,637			12,528			12,909			14,356			13,270			19,077			17,742			17,766	23,269	25,863
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML BB to B U.S. High Yield Constrained Index
Accumulated Value			10,000				10,892			11,791			11,831			12,996			13,423			14,639			13,038			13,746	15,799	17,052
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				10,451			12,921			13,870			15,858			17,398			24,863			21,230			23,383	32,274	39,196
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			1,000,000				1,045,100			1,292,057			1,387,023			1,585,784			1,739,763			2,486,296			2,123,048			2,338,325	3,227,356	3,919,624
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML BB to B U.S. High Yield Constrained Index
Accumulated Value			1,000,000				1,089,227			1,179,131			1,183,099			1,299,553			1,342,340			1,463,859			1,303,778			1,374,626	1,579,936	1,705,174
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			1,000,000				1,063,708			1,252,845			1,290,867			1,435,614			1,327,004			1,907,658			1,774,176			1,776,551	2,326,863	2,586,268
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				10,637			12,528			12,909			14,356			13,270			19,077			17,742			17,766	23,269	25,863
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML BB to B U.S. High Yield Constrained Index
Accumulated Value			10,000				10,892			11,791			11,831			12,996			13,423			14,639			13,038			13,746	15,799	17,052
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 10,451			$ 12,921			$ 13,870			$ 15,858			$ 17,398			$ 24,863			$ 21,230			$ 23,383	$ 32,274	$ 39,196